OTHER CURRENT ASSETS - Movements in the provision for impairment of other current assets (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Provision for impairment of other current assets
Effect of adoption of IFRS 9	¥ (139,436)
At beginning of year			¥ 36,226,354
Impairment on other current assets | Other current assets
Provision for impairment of other current assets
As at January 1,	¥ 1,677,277	¥ 1,768,207	1,677,277
Effect of adoption of IFRS 9			38,502
At beginning of year		1,768,207	1,715,779
Provision for impairment		42,898	65,494
Write off		(62,319)	(6,117)
Reversal		(26,290)	(1,731)
Others		658	(5,218)
As at December 31,		¥ 1,723,154	¥ 1,768,207